Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories
6. Inventories

Accounting policy

Inventories are stated at the lower of cost and net realizable value, and estimates of net realizable value are based on the average selling prices at the end of the reporting period, net of applicable direct selling expenses. The costs are measured using the weighted average cost and include the costs of acquisition and processing directly and indirectly related to the units produced based on the normal capacity of production.

At the reporting date, the net realizable value of inventories is assessed and subsequent events related to price and cost fluctuations are considered, if relevant, and a provision for losses on obsolete or slow-moving inventories may be recognized. Write-offs and reversals are recognized as "Cost of goods sold and services rendered". This classification is made by Management with the support of the industrial and operations teams.

	12/31/2025	12/31/2024
Fuels, lubricants and greases	3,395,951	3,009,100
Raw materials	313,445	373,544
Purchase for future delivery (1)	102,985	255,001
Consumable materials and other items for resale	292,054	129,539
Liquefied petroleum gas - LPG	120,537	128,098
Properties for resale	19,192	21,794
	4,244,164	3,917,076

(1)	Refers substantially to ethanol, biodiesel and advances for fuel acquisition.

Movements in the provision for inventory losses are as follows:

	12/31/2025	12/31/2024	12/31/2023
Opening balance	3,920	7,031	21,926
Addition to provision for obsolescence and other losses	4,191	-	-
Reversal of provision for obsolescence and other losses	(2,386)	(4,791)	(8,301)
Addition to provision for adjustment to realizable value	8,104	1,680	-
Reversal of provision for adjustment to realizable value	(1,428)	-	(6,594)
Closing balance	12,401	3,920	7,031